Unaudited Financial Information on Quarterly Basis (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 30,507	$ 34,526	$ 37,573	$ 45,772	$ 54,122	$ 70,245	$ 73,466	$ 72,933	$ 81,343	$ 171,993		$ 297,987		$ 214,119
Impairment Expense	14,184	81,098	139,812	117,842	7,023	132,576	1	16	25	345,775		132,618		32,072
Other Costs and Expenses		51,301	27,054	81,303	65,578	7,337	67,846	65,274	72,562
Net Income (Loss) From Continuing Operations	(60,141)	(97,873)	(129,293)	(153,373)	(18,479)	(69,668)	5,619	7,643	8,756	(399,018)		(47,650)		(2,384)
Net Income (Loss) From Discontinued Operations, Net of Income Taxes		(164)	34,617	1,570	1,962	1,037	970	1,312	1,681	35,740		961		254
NET INCOME (LOSS)	(60,141)	(98,037)	(94,676)	(151,803)	(16,517)	(68,631)	6,589	8,955	10,437	(361,033)		(42,650)		(573)
Net Income (Loss) Attributable to Noncontrolling Interests			(1)	949	1,297	698	895	877	1,569	2,245		4,039		1,557
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	(60,141)	(98,037)	(94,675)	(152,752)	(17,814)	(69,329)	5,694	8,078	8,868	(363,278)		(46,689)		(2,130)
Preferred Stock Dividends	2,105	2,415	2,415	2,415	2,415	2,335				9,660		2,335
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (62,246)	$ (100,452)	$ (97,090)	$ (155,167)	$ (20,229)	$ (71,664)	$ 5,694	$ 8,078	$ 8,868	$ (372,938)		$ (49,024)		$ (2,130)
Income (Loss) per Common Share Attributable to Rex Energy Common Shareholders:
Basic - Continuing Operations	$ (1.11)	$ (1.85)	$ (2.44)	$ (2.88)	$ (0.38)	$ (1.35)	$ 0.11	$ 0.14	$ 0.17	$ (7.51)	[1]	$ (0.94)	[1]	$ (0.05)	[1]
Basic - Discontinued Operations			0.64	0.01	0.01			0.01		0.66	[1]	0.02	[1]	0.01	[1]
Basic - Net Income (Loss)	$ (1.11)	$ (1.85)	$ (1.80)	$ (2.87)	$ (0.37)	$ (1.35)	$ 0.11	$ 0.15	$ 0.17	$ (6.85)	[1]	$ (0.92)	[1]	$ (0.04)	[1]
Basic - Weighted Average Shares Outstanding	56,003	54,342	53,936	54,118	54,370	53,261	53,214	53,164	52,984	54,392		53,150		52,572
Diluted - Continuing Operations	$ (1.11)	$ (1.85)	$ (2.44)	$ (2.88)	$ (0.38)	$ (1.35)	$ 0.10	$ 0.14	$ 0.17	$ (7.51)	[1]	$ (0.94)	[1]	$ (0.05)	[1]
Diluted - Discontinued Operations			0.64	0.01	0.01			0.01		0.66	[1]	0.02	[1]	0.01	[1]
Diluted - Net Income (Loss)	$ (1.11)	$ (1.85)	$ (1.80)	$ (2.87)	$ (0.37)	$ (1.35)	$ 0.10	$ 0.15	$ 0.17	$ (6.85)	[1]	$ (0.92)	[1]	$ (0.04)	[1]
Diluted - Weighted Average Shares Outstanding	56,003	54,342	53,936	54,118	54,370	53,261	57,991	53,509	53,503	54,392		53,150		52,572

[1]	All earnings per share amounts are attributable to Rex common shareholders.